Deferred share units (DSUs) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of deferred share units [Abstract]
Schedule of Deferred Share Units

DSU activity for the years ended December 31, 2019 and December 31, 2018 are as follows:

	2019	2018
	#	#

Opening balance	223,604	186,330
Granted	137,361	97,072
Redeemed	–	(59,798)

Closing balance	360,965	223,604